ORGANIZATION AND BUSINESS (Details)	Aug. 01, 2022 shares
Sale of stock
Shares owned (as a percent)	12.50%
Minimum
Sale of stock
Number of shares represented for one ADS	(400)
Maximum
Sale of stock
Number of shares represented for one ADS	(5,000)